Shareholder Fees - FidelitySimplicityRMDFunds-RetailComboPRO	Sep. 29, 2023 USD ($)
FidelitySimplicityRMDFunds-RetailComboPRO | Fidelity Simplicity RMD 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none